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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

                  ANNUAL REPORT OF PROXY RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-09819

                  STATE STREET INSTITUTIONAL INVESTMENT TRUST
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               (Exact name of registrant as specified in charter)

                                 P.O. Box 5501
                          Boston, Massachusetts 02206
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                    (Address of principal executive offices)

                             David James, Secretary
                      Vice President and Managing Counsel
                          State Street Bank and Trust
                       4 Copley Place, 5(th) floor CPH0326
                                Boston, MA 02116

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                    (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 662-1742

Date of fiscal year end:  December 31

Date of reporting period: July 1, 2010 - June 30, 2011

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ITEM 1.  PROXY VOTING RECORD

STATE STREET EQUITY 500 INDEX FUND

The  State  Street  Equity  500  Index  Fund  ("500  Fund")  invests  all of its investable assets in the State Street Equity 500 Index Portfolio ("500 Portfolio") of the State Street Master Funds ("Master Trust"). There were no matters relating to the 500 Portfolio considered at any shareholder meeting held during the period covered by this report with respect to which the 500 Fund was entitled to vote. The proxy voting record of the 500 Portfolio is set forth in the Master Trust's Form N-PX filing for the reporting period from July 1, 2010 to June 30, 2011, which was filed on August 18, 2011 under CIK 0001094885 and 1940 Act File Number 811-09599.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

The State Street Institutional Liquid Reserves Fund ("ILR Fund") invests all of its investable assets in the State Street Money Market Portfolio ("MM Portfolio") of the Master Trust. There were no matters relating to the MM Portfolio considered at any shareholder meeting held during the period covered by this report with respect to which the ILR Fund was entitled to vote. The MM Portfolio did not hold any securities for which it voted a proxy during the reporting period.

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND

The State Street Institutional Tax Free Money Market Fund ("Tax Free MM Fund") invests all of its investable assets in the State Street Tax Free Money Market Portfolio ("Tax Free MM Portfolio") of the Master Trust. There were no matters relating to the Tax Free MM Portfolio considered at any shareholder meeting held during the period covered by this report with respect to which the Tax Free MM Fund was entitled to vote. The Tax Free MM Portfolio did not hold any securities  for  which  it  voted  a  proxy  during  the  reporting  period.

STATE  STREET  INSTITUTIONAL  U.S.  GOVERNMENT  MONEY  MARKET  FUND

The State Street Institutional U.S. Government Money Market Fund ("U.S. Government MM Fund") invests all of its investable assets in the State Street U.S. Government Money Market Portfolio ("U.S. Government MM Portfolio") of the Master Trust. There were no matters relating to the U.S. Government MM Portfolio considered at any shareholder meeting held during the period covered by this report with respect to which the U.S. Government MM Fund was entitled to vote. The U.S. Government MM Portfolio did not hold any securities for which it voted a proxy during the reporting period.

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STATE  STREET  INSTITUTIONAL  TREASURY  MONEY  MARKET  FUND

The State Street Institutional Treasury Money Market Fund ("Treasury MM Fund") invests all of its investable assets in the State Street Treasury Money Market Portfolio ("Treasury MM Portfolio") of the Master Trust. There were no matters relating to the Treasury MM Portfolio considered at any shareholder meeting held during the period covered by this report with respect to which the Treasury MM Fund was entitled to vote. The Treasury MM Portfolio did not hold any securities for which it voted a proxy during the reporting period.

STATE  STREET  INSTITUTIONAL  TREASURY  PLUS  MONEY  MARKET  FUND

The State Street Institutional Treasury Plus Money Market Fund ("Treasury Plus MM Fund") invests all of its investable assets in the State Street Treasury Plus Money Market Portfolio ("Treasury Plus MM Portfolio") of the Master Trust. There were no matters relating to the Treasury Plus MM Portfolio considered at any shareholder meeting held during the period covered by this report with respect to which the Treasury Plus MM Fund was entitled to vote. The Treasury Plus MM Portfolio did not hold any securities for which it voted a proxy during the reporting period.

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND

The State Street Institutional Short-Term Tax Exempt Bond Fund ("Tax Exempt Bond Fund") invests all of its investable assets in the State Street Short-Term Tax Exempt Bond Portfolio ("Tax Exempt Bond Portfolio") of the Master Trust. There were no matters relating to the Tax Exempt Bond Portfolio considered at any shareholder meeting held during the period covered by this report with respect to which the Tax Exempt Bond Fund was entitled to vote. The Tax Exempt Bond
Portfolio did not hold any securities for which it voted a proxy during the reporting period.

The  following  funds  have  not  commenced  operations:

STATE  STREET  EQUITY  400  INDEX  FUND
STATE  STREET  INSTITUTIONAL  LIMITED  DURATION  BOND  FUND
STATE  STREET  EQUITY  2000  INDEX  FUND
STATE  STREET  AGGREGATE  BOND  INDEX  FUND

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:  /s/ James E. Ross
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     James E. Ross
     President (Principal Executive Officer)
     August 18, 2011